Trade payables and suppliers finance, net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables And Suppliers Finance Net
Schedule of trade payables net

	2023	2022

Product suppliers	2,891	2,618
Service suppliers	217	247
Bonuses from suppliers (note 16.2)	(379)	(337)
	2,729	2,528

Suppliers finance (note 16.1)	524	595